Share-based Compensation - Hutchmed Share Option Scheme (Details) - HUTCHMED Share Option Scheme - shares		6 Months Ended
	Apr. 24, 2015	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Share-based Compensation
Expiry period	10 years
Aggregate number of shares issuable		43,616,756
Outstanding share options		23,093,022	25,674,233	29,640,273
Number of shares authorized but unissued		627,664,880
Maximum
Share-based Compensation
Expiry period		10 years
Four-year awards
Share-based Compensation
Vesting period		4 years
Vesting percentage upon first anniversary		25.00%
Annual vesting percentage after the first anniversary		25.00%